Derivatives (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Master derivative agreement - net liability position [member]
Derivative Financial Instruments [Line Items]
Posting of collateral or other acceptable remedy	$ 73	$ 120
Funding totaling	0	0
Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [Line Items]
Fair value of derivative instruments with credit risk related contingent features in a net liability position	12,000	11,000
Banks collateral for normal course of business	15,000	14,000
Master derivative agreements - credit support provisions [member] | One-notch downgrade credit rating [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	182	202
Master derivative agreements - credit support provisions [member] | Two-notch downgrade credit rating [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	$ 266	$ 249